Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2033
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	1.00237
Maximum Aggregate Offering Price	$ 200,474,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,685.46
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $200,474,000.